Discontinued Operations - Results of Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (loss) on disposal of discontinued operations, net of tax	$ (18,205,884)	$ 0
Income (loss) from discontinued operations, net of tax	(18,191,583)	1,206
Aurora | Discontinued Operations, Disposed of by Means Other than Sale, Exchange
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues from discontinued operations	276,705	440,803
Income from discontinued operations before tax benefit	14,301	1,206
Tax benefit	0	0
Income from discontinued operations, net of tax benefit	14,301	1,206
Income (loss) on disposal of discontinued operations, net of tax	(18,205,884)	0
Income (loss) from discontinued operations, net of tax	$ (18,191,583)	$ 1,206